CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and noninterest-bearing deposits with banks	$ 14,989	$ 12,812
Interest-bearing deposits with banks	123,314	39,544
Total cash and cash equivalents	138,303	52,356
Certificates of deposit in financial institutions	2,500	2,360
Securities available for sale	112,322	105,318
Securities held to maturity (estimated fair value: 2020 - $10,344; 2019 - $12,404)	10,020	12,033
Restricted investments in bank stocks	7,506	7,506
Total loans	848,664	772,774
Less: Allowance for loan losses	(7,160)	(6,272)
Net loans	841,504	766,502
Premises and equipment, net	21,312	19,217
Premises and equipment held for sale, net	637	653
Other real estate owned, net	49	540
Accrued interest receivable	3,319	2,564
Goodwill	7,319	7,319
Other intangible assets, net	112	174
Bank owned life insurance and annuity assets	35,999	30,596
Operating lease right-of-use asset, net	880	1,053
Other assets	5,150	5,081
Total assets	1,186,932	1,013,272
Liabilities
Noninterest-bearing deposits	314,777	222,607
Interest-bearing deposits	678,962	598,864
Total deposits	993,739	821,471
Other borrowed funds	27,863	33,991
Subordinated debentures	8,500	8,500
Operating lease liability	880	1,053
Accrued liabilities	19,626	20,078
Total liabilities	1,050,608	885,093
Commitments and Contingent Liabilities (See Note L)
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2020 - 5,447,185 shares issued; 2019 - 5,447,185 shares issued)	5,447	5,447
Additional paid-in capital	51,165	51,165
Retained earnings	92,988	86,751
Accumulated other comprehensive income	2,436	528
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders' equity	136,324	128,179
Total liabilities and shareholders' equity	$ 1,186,932	$ 1,013,272